Hotchkis & Wiley Value Opportunities Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 94.4%		Shares	Value
Automobiles - 1.2%
General Motors Co.		129,680	$9,661,160

Banks - 3.1%
Citigroup, Inc.		96,240	10,914,578
Popular, Inc.		47,000	6,305,990
Wells Fargo & Co.		98,800	7,865,468
			25,086,036

Beverages - 0.9%
Constellation Brands, Inc. - Class A		21,800	3,270,000
Heineken NV - ADR		99,600	3,832,608
			7,102,608

Broadline Retail - 0.1%
Articore Group Ltd. (a)		1,991,054	425,856

Capital Markets - 1.9%
Bank of New York Mellon Corp.		64,200	7,616,046
State Street Corp.		61,200	7,745,472
			15,361,518

Chemicals - 11.7%
Ecovyst, Inc. (a)		361,300	4,646,318
Fuso Chemical Co. Ltd.		1,690,200	30,161,811
Iracore Investments Holdings, Inc. (Acquired 4/13/2017, Cost $6,892,250) (a)(b)(c)(d)		32,422	7,448,955
Olin Corp.		1,027,400	30,544,602
PPG Industries, Inc.		199,400	21,311,872
UTEX Industries, Inc. (Acquired 5/11/2021, Cost $757,278) (a)(b)(d)		24,058	1,098,488
			95,212,046

Communications Equipment - 9.8%
F5, Inc. (a)		109,190	31,591,943
Telefonaktiebolaget LM Ericsson - ADR (e)		4,297,900	48,437,333
			80,029,276

Construction & Engineering - 1.3%
Fluor Corp. (a)		221,200	10,318,980

Consumer Finance - 3.0%
SLM Corp.		1,147,313	24,563,971

Electronic Equipment, Instruments & Components - 1.5%
Avnet, Inc.		66,100	4,073,082
CDW Corp.		66,900	8,096,238
			12,169,320

Energy Equipment & Services - 1.8%
Mcdermott International Ltd. (a)		6,659	173,140
NOV, Inc.		177,270	3,334,449
SLB Ltd.		213,570	10,975,362
			14,482,951

Ground Transportation - 2.6%
U-Haul Holding Co.		482,700	21,562,209

Health Care Equipment & Supplies - 2.2%
GE HealthCare Technologies, Inc.		248,200	17,666,876

Health Care Providers & Services - 3.4%
Elevance Health, Inc.		74,100	21,692,775
UnitedHealth Group, Inc.		21,600	5,844,744
			27,537,519

Hotels, Restaurants & Leisure - 0.6%
Marriott Vacations Worldwide Corp.		81,500	5,307,280

Household Products - 1.1%
Henkel AG & Co. KGaA		122,500	8,799,267

Industrial Conglomerates - 1.8%
Siemens AG - ADR		66,050	8,050,174
Siemens AG		27,400	6,675,606
			14,725,780

Insurance - 2.0%
American International Group, Inc.		182,700	13,748,175
Global Indemnity Group LLC - Class A		102,500	2,791,075
			16,539,250

Interactive Media & Services - 1.2%
Alphabet, Inc. - Class A		35,450	10,194,002

Machinery - 0.9%
Stanley Black & Decker, Inc.		107,400	7,631,844

Media - 8.1%
Comcast Corp. - Class A		423,300	12,152,943
Havas NV		1,074,820	18,824,109
Stagwell, Inc. (a)		4,425,770	27,838,093
WPP PLC - ADR (e)		473,990	7,370,545
			66,185,690

Metals & Mining - 0.0% (f)
Metals Recovery Holdings LLC (Acquired 7/24/2014 - 12/10/2019, Cost $6,965,758) (a)(b)(d)		7,042	2,324

Multi-Utilities - 2.4%
Dominion Energy, Inc.		320,200	19,794,764

Oil, Gas & Consumable Fuels - 12.9%
APA Corp.		661,200	28,061,328
California Resources Corp.		206,200	14,273,164
ConocoPhillips		112,400	14,836,800
Murphy Oil Corp.		318,100	13,121,625
Ovintiv, Inc.		301,400	17,891,104
Shell PLC - ADR		181,350	16,865,550
			105,049,571

Passenger Airlines - 2.1%
Qantas Airways Ltd.		2,949,720	17,327,402

Real Estate Management & Development - 0.8%
Jones Lang LaSalle, Inc. (a)		20,700	6,299,424

Software - 15.1%
Microsoft Corp.		51,010	18,882,372
Salesforce, Inc.		56,900	10,621,523
SAP SE - ADR		56,600	9,690,486
Workday, Inc. - Class A (a)		593,220	77,071,142
Workiva, Inc. (a)		117,400	7,000,562
			123,266,085

Tobacco - 0.9%
Philip Morris International, Inc.		46,260	7,648,628
TOTAL COMMON STOCKS (Cost $673,806,422)			769,951,637

EXCHANGE TRADED FUNDS - 1.6%		Shares	Value
Investment Companies - 1.6%
Vanguard Long-Term Treasury ETF (e)		230,100	12,737,185
TOTAL EXCHANGE TRADED FUNDS (Cost $12,700,554)			12,737,185

PURCHASED OPTIONS - 0.6% (a)	Notional Amount	Contracts	Value
Put Options - 0.6% (g)(h)
Digital Realty Trust, Inc., Expiration: 01/15/2027; Exercise Price: $170.00	6,307,350	350	530,250
United Parcel Service, Inc.
Expiration: 01/15/2027; Exercise Price: $90.00	38,761,720	3,940	3,557,820
Expiration: 01/21/2028; Exercise Price: $80.00	5,017,380	510	497,250
TOTAL PURCHASED OPTIONS (Cost $6,228,906)			4,585,320

PREFERRED STOCKS - 0.3%		Shares	Value
Financial Services - 0.3%
Federal Home Loan Mortgage Corp.		–	$–
Series K, 5.79%, Perpetual (a)		33,300	548,118
Series N, 0.00%, Perpetual (a)(i)		116,400	1,546,723
Series S, 0.00%, Perpetual (a)(i)		18,400	266,800
TOTAL PREFERRED STOCKS (Cost $268,508)			2,361,641

BANK LOANS - 0.2%		Par	Value
Energy Equipment & Services - 0.2%
Lealand Finance Co. BV First Lien
6.78% (1 mo. Term SOFR + 3.00%), 06/30/2027 (Acquired 6/30/2020, Cost $442,882) (d)		442,883	370,914
4.78% Cash and 3.00% PIK (1 mo. Term SOFR + 1.00%), 12/31/2027 (Acquired 6/30/2020 - 3/31/2026, Cost $1,559,982) (d)		1,539,134	1,287,101
			1,658,015
TOTAL BANK LOANS (Cost $2,002,864)			1,658,015

REAL ESTATE INVESTMENT TRUSTS - 0.1%		Shares	Value
Real Estate Management & Development - 0.1%
Seritage Growth Properties - Class A (a)		307,200	863,232
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,374,890)			863,232

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.2%		Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.78% (j)		42,155,912	42,155,912
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $42,155,912)			42,155,912

MONEY MARKET FUNDS - 2.4%		Shares	Value
First American Government Obligations Fund - Class X, 3.58% (j)		19,938,221	19,938,221
TOTAL MONEY MARKET FUNDS (Cost $19,938,221)			19,938,221

TOTAL INVESTMENTS - 104.8% (Cost $758,476,277)			854,251,163
Liabilities in Excess of Other Assets - (4.8)%			(38,972,692)
TOTAL NET ASSETS - 100.0%			$815,278,471

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.

(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $8,549,767 or 1.0% of net assets as of March 31, 2026.

(c)	Affiliated security as defined by the Investment Company Act of 1940.

	Value as of June 30, 2025	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of March 31, 2026	Shares as of March 31, 2026	Dividend / Interest Income	Capital Gain Distributions from Underlying Funds
Iracore Investments Holdings, Inc.	$7,866,225	$–	$–	$–	$(417,270)	$7,448,955	32,422	$–	$–
	$7,866,225	$–	$–	$–	$(417,270)	$7,448,955	32,422	$–	$–

(d)
Restricted security purchased in a private placement transaction in which resale to the public may require registration. As of March 31, 2026, the value of these securities total $10,207,782 or 1.3% of the Fund’s net assets.

(e)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $41,200,189.
(f)	Represents less than 0.05% of net assets.
(g)	100 shares per contract.
(h)	Exchange-traded.
(i)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2026.

(j)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Hotchkis & Wiley Value Opportunities Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$679,440,535	$81,961,335	$8,549,767	$769,951,637
Exchange Traded Funds	12,737,185	–	–	12,737,185
Purchased Options	3,557,820	1,027,500	–	4,585,320
Preferred Stocks	2,361,641	–	–	2,361,641
Bank Loans	–	1,658,015	–	1,658,015
Real Estate Investment Trusts	863,232	–	–	863,232
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	42,155,912
Money Market Funds	19,938,221	–	–	19,938,221
Total Investments	$718,898,634	$84,646,850	$8,549,767	$854,251,163

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $42,155,912 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The following table provides information about the Level 3 values, as well as their inputs, as of March 31, 2026:

	Fair Value at March 31, 2026	Valuation Techniques	Unobservable Inputs	Input Values (Weighted Average)*	Impact to Valuation from an Increase to Input

Common Stocks	$2,324	Estimated recovery value	Probability of asset recovery	$0.60	Increase
	8,547,443	Market comparable companies	EBIT multiple	9.8x - 13.1x (10.2x)	Increase
Total Common Stocks	8,549,767
	$8,549,767

* Unobservable inputs were weighted by the fair value of the investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Bank Loans	Total
Balance at June 30, 2025	$8,866,692	$1,685,735	$10,552,427
Purchases	-	-	-
Sales	-	(1,685,735)	(1,685,735)
Accrued discounts (premiums)	-	-	-
Realized gains (losses)	-	-	-
Change in unrealized appreciation/depreciation	(316,925)	-	(316,925)
Transfers into Level 3	-	-	-
Balance at March 31, 2026	$8,549,767	$-	$8,549,767

Change in unrealized appreciation/depreciation for Level 3 assets held at March 31, 2026	$(316,925)	$-	$(316,925)